SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies
Schedule of anti-dilutive effect on loss per share

	As of March 31,
	2023	2022	2021
Stock options	1,963,420	1,151,400	868,000
Restricted stock units	378,740	378,740	243,000
Warrants	–	33,888	49,701